LEASE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating leases	$ 658	$ 640
Operating lease commitment amount	$ 114,000
Operating lease term	10 years